INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS, NET

NOTE 7 - INTANGIBLE ASSETS, NET:

	Capitalization of development cost	Purchased license	Core Technology License	Total
	US$ in thousands	US$ in thousands	US$ in thousands	US$ in thousands
COST
As of January 1, 2023	4,372	655	-	5,027
Capitalized development cost	977	157	10,449	11,583
Currency translation adjustments	(7)	7	-	-
As of December 31, 2023	5,342	819	10,449	16,610

Accumulated amortization
As of January 1, 2023	127	-	-	127
Amortization	-	-	-	-
Currency translation adjustments	(3)	-	-	(3)
As of December 31, 2023	124	-	-	124

Net book value as of December 31, 2023	5,218	819	10,449	16,486

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 7 - Intangible assets, NET (CONT.):

	Capitalization of development cost	Purchased license	Total
	US$ in thousands	US$ in thousands	US$ in thousands
COST
As of January 1, 2022	4,024	-	4,024
Capitalized development cost	975	721	1,696
Currency translation adjustments	(500)	(66)	(566)
As of December 31, 2022	4,499	655	5,154

Accumulated amortization
As of January 1, 2022	116	-	116
Amortization	14	-	14
Currency translation adjustments	(3)	-	(3)
As of December 31, 2022	127	-	127

Net book value as of December 31, 2022	4,372	655	5,027

An intangible asset at the amount of 145 is being amortized. The rest of the intangible assets have not yet commenced amortization.

Intangible assets as of December 31, 2023, consist of capitalized development costs of the Group’s technology as well as the cost of the exclusive license intellectual property (662) which includes the addition amount as a result of the acquisition of additional 50% interest in SMX Beverages Pty Ltd. The acquired rights have not yet commenced amortization as the license was not yet commenced usage.

In addition, intangible asset as of December 31, 2023, consist also of core technology license raised from the TrueGold business combination that reflects the existence of underlying technology that has value through its continued use or re-use in many products or many generations of a singular product (that is, a product family). See also Note 3.